POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit obligation
Discount rate	4.80%	4.60%
Mortality rate	95.00%	95.00%
Pension expense
Discount rate	4.60%	5.30%
Mortality rate	95.00%	95.00%
Minimum
Defined benefit obligation
Rate of compensation increase	2.00%	2.00%
Pension expense
Rate of compensation increase	2.00%	1.00%
Maximum
Defined benefit obligation
Rate of compensation increase	7.50%	7.50%
Pension expense
Rate of compensation increase	7.50%	4.50%